Earnings per Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit (loss), attributable to ordinary equity holders of parent entity [abstract]
(Loss)/profit attributable to Navios Logistics' stockholders	$ (4,442)	$ (66,379)	$ 11,669
Weighted average number of shares, basic and diluted	20,000	20,000	20,000
Net (loss)/earnings per share from continuing operations: Basic and diluted	$ (0.22)	$ (3.32)	$ 0.58